(Loss) Earnings Per Share (Tables)	12 Months Ended
Jun. 30, 2025
(Loss) Earnings Per Share [Abstract]
Schedule of Basic and Diluted (Loss) Earnings Per Share

The following table sets forth the computation of basic and diluted (loss) earnings per share for the fiscal years ended June 30, 2023, 2024 and 2025:

	For the Year Ended June 30,
	2023	2024	2025	2025
	RMB	RMB	RMB	USD (Note 2)
Net (Loss) Income	(43,098,780)	13,251,753	(62,019,599)	(8,657,602)

Weighted average number of ordinary share outstanding
Basic	26,710,005	30,367,806	31,986,420	31,986,420
Diluted	26,710,005	30,367,806	31,986,420	31,986,420
(Loss) earnings per share
Basic	(1.61)	0.44	(1.94)	(0.27)
Diluted	(1.61)	0.44	(1.94)	(0.27)

Schedule of Earnings Per Share	The weighted-average number of potentially anti-dilutive shares excluded from calculation of dilutive earnings per share are as follows:
	For the Year Ended June 30,
	2023	2024	2025
IPO warrants	—	75,000	75,000
Over-allotment warrants	—	1,188	1,188
Convertible notes (note 11)	—	—	564,823
Total	—	76,188	641,011